Cover	Nov. 15, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 06, 2022
Entity File Number	001-39962
Entity Registrant Name	EQ Health Acquisition Corp.
Entity Central Index Key	0001826729
Entity Tax Identification Number	85-2877347
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4611 Bee Cave Road
Entity Address, Address Line Two	Ste. 213
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78746
City Area Code	512
Local Phone Number	329-6977
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-half of one redeemable warrant [Member]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	EQHA.U
Security Exchange Name	NYSE
Common Class A [Member]
Title of 12(b) Security	Class A common stock, $0.0001 par value
Trading Symbol	EQHA
Security Exchange Name	NYSE
Warrant [Member]
Title of 12(b) Security	Redeemable Warrants
Trading Symbol	EQHA.WS
Security Exchange Name	NYSE